Accrued Expenses and Other Current Liabilities (Details) - Schedule of accrued expenses - Cepton Technologies, Inc. [Member] - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Accrued Expenses and Other Current Liabilities (Details) - Schedule of accrued expenses [Line Items]
Accrued expenses and taxes	$ 1,976	$ 1,292	$ 1,192
Accrued unvested option liability	139	151
Deferred revenue	301	44
Deferred rent	510	38	62
Warranty reserve	20	40	31
Total accrued expenses	$ 2,946	$ 1,565	$ 1,285